Whistle-blower Allegations and Special Committee Investigation (Details) - 12 months ended Mar. 31, 2022 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Whistle-blower Allegations and Special Committee Investigation [Abstract]
Adjustment amount	₨ 135	$ 1.8
Aggregate in book of accounts	₨ 118	$ 1.6